Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Derivative Financial Instruments

	2017 RMB million	2016 RMB million
Asset:
Interest rate swaps (a)	46	21

Liability
Cross currency swaps (b)	64	—